Summary of Significant Accounting Policies - Summary of Capitalized Software Costs (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Capitalized Computer Software, Net [Abstract]
Capitalized cloud-based computing implementation costs	$ 1,137	$ 1,137
Less: Accumulated amortization	583	380
Write-off of net cloud-based computing implementation costs	(554)	0
Capitalized cloud-based computing implementation costs, net	$ 0	$ 757